Share-based Compensation - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Compensation
Total	¥ 14,150	$ 1,938	¥ 26,755	¥ 29,233
Cost of revenues
Share-based Compensation
Total	1,788	245	3,845	7,052
Selling and marketing expenses
Share-based Compensation
Total	994	136	2,012	2,259
General and administrative expenses
Share-based Compensation
Total	5,702	781	9,458	9,659
Research and development expenses
Share-based Compensation
Total	¥ 5,666	$ 776	¥ 11,440	¥ 10,263